Supplement to the
Fidelity® High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
As Revised November 8, 2023
Summary Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
ASPH-SUSTK-1123-102 1.9904778.102	November 9, 2023
Supplement to the
Fidelity® High Income Fund
June 29, 2023
As Revised November 8, 2023
Summary Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
SPH-SUSTK-1123-105 1.9886600.105	November 9, 2023